Leases - Schedule of Maturities of Operating Lease Liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Leases
2026	$ 1,768
2027	828
2028	141
Total undiscounted lease payments	2,737
Less: imputed interest	(83)
Present value of lease liabilities	$ 2,654